Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Entity Registrant Name	PARSONS CORP
Amendment Flag	false
Entity Central Index Key	0000275880
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-07782
Entity Tax Identification Number	95-3232481
Entity Address, Address Line One	14291 Park Meadow Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Chantilly
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20151
City Area Code	(703)
Local Phone Number	988-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	PSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false